Organization and Principal Activities - Balances and Amounts of Company's WFOEs and VIEs (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Variable Interest Entities [Line Items]
Total current assets	$ 1,869,336	$ 1,348,880
Total assets	2,354,834	1,951,537	$ 1,603,545
Total current liabilities	918,190	725,232
Total liabilities	920,172	727,693
Net revenues	1,478,348	1,246,766	1,138,887
Net income	224,884	193,013	215,704
Net cash provided by operating activities	517,894	374,145	361,345
Net cash used in investing activities	(309,737)	(173,417)	(344,377)
Net cash provided by financing activities	5,503	(44,297)	(54,114)
Variable interest entities (VIEs) [Member]
Variable Interest Entities [Line Items]
Total current assets	1,262,811	753,306
Total non-current assets	381,262	511,051
Total assets	1,644,073	1,264,357
Total current liabilities	860,877	673,201
Total non-current liabilities	1,432	1,600
Total liabilities	862,309	674,801
Net revenues	1,443,851	1,221,101	1,121,205
Net income	313,828	265,485	266,497
Net cash provided by operating activities	450,848	357,893	371,458
Net cash used in investing activities	(286,235)	$ (167,847)	$ (240,427)
Net cash provided by financing activities	$ 69,747